INTEREST-BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2023
INTEREST-BEARING LOANS AND BORROWINGS
INTEREST-BEARING LOANS AND BORROWINGS

11.INTEREST-BEARING LOANS AND BORROWINGS

		As of December 31,
	Note	2022	2023	2023
		VND million	VND million	USD
Short-term
Loans from banks	11.1	6,268,276	21,307,941	892,815,763
Current portion of long-term loans	11.2	8,311,277	7,143,376	299,311,824
Current portion of bonds	11.3	—	11,443,465	479,488,184
TOTAL		14,579,553	39,894,782	1,671,615,771
Long-term
Loans from banks	11.2	27,652,234	22,590,438	946,553,172
Bonds	11.3	13,972,726	7,551,628	316,417,833
Loans from others		—	28,083	1,176,695
TOTAL		41,624,960	30,170,149	1,264,147,700

As of December 31, 2023, the remaining balance of undrawn lines of credit for short-term financing was VND2,176.6 billion (USD91.2 million). Interest rate and maturity date would be determined at disbursement date of the loans.

11.1Short-term loans from banks

Details of the short-term loans from banks of the Group as of December 31, 2023 were as follows:

Bank	As of December 31, 2023		Maturity	Collateral
		USD
		(Convenience
	VND million	translation)
Vietnam Prosperity Joint Stock Commercial	8,357,347	350,177,952	From January	Sharing collateral with a group of
Bank			2024 to	companies guaranteed the ultimate
			June 2024	parent company
Vietnam Technological and Commercial	4,336,556	181,704,349	From January to	Sharing collateral with a group of
Joint Stock Bank			November 2024	companies guaranteed the ultimate
				parent company
Saigon – Hanoi Commercial Joint Stock	1,999,554	83,782,536	From February	Sharing collateral with a group of
Bank			2024 to	companies guaranteed by certain shares
			December 2024	of the ultimate parent company
Joint stock Commercial Bank for Investment	1,495,421	62,659,055	From March	Certain shares of an affiliate of the
and Development of Viet Nam – Ha Thanh			2024 to June	Group held by the ultimate parent
Branch			2024	company
Joint stock Commercial Bank for Investment	1,300,000	54,470,795	From April	Certain shares of an affiliate of the
and Development of Viet Nam – Quang			2024 to June	Group held by the ultimate parent
Trung Branch			2024	company
Westlake Flooring Company, LLC	824,671	34,554,219	May 2024	Vehicles under loan contract
Ho Chi Minh City Development Joint Stock	2,994,392	125,466,857	From January	Certain shares of an affiliate of the
Commercial Bank			2024 to	Group held by the ultimate parent
			June 2024	company
TOTAL	21,307,941	892,815,763

Details of interest rate during the year of short-term borrowings as of December 31, 2023 were as follows:

Loans and borrowings	Currency	Interest rate applicable in 2023
Short-term Loans	VND	From 6.7% to 15%
UPAS Letter of Credit	VND	From 10.5% to 14.5%

11.INTEREST-BEARING LOANS AND BORROWINGS (continued)

11.2Long-term loans from banks

Details of long-term borrowings as of December 31, 2023 were as follows:

Lenders	As of December 31, 2023		Maturity date	Collateral
		USD
		(Convenience
	VND million	translation)
Syndicated loan No.1	13,997,995	586,524,554	From March 2024 to September 2030	(i)
In which: current portion	2,176,904	91,213,609
Syndicated loan No.2	4,473,261	187,432,372	From May 2024 to November 2024	(i)
In which: current portion	4,473,261	187,432,372
Syndicated loan No.4	2,200,874	92,217,967	From June 2024 to December 2026	(i)
In which: current portion	358,215	15,009,428
Syndicated loan No.5	3,127,891	131,060,546	From November 2024 to November 2029	(i)
In which: current portion	129,791	5,438,322
Syndicated loan No.6	5,918,804	248,001,508	From November 2025 to November 2026	(i)
Loan from others	14,989	628,049	From January 2024 to October 2026	Unsercured
In which: current portion	5,205	218,093
TOTAL	29,733,814	1,245,864,996
In which:
Non-current portion	22,590,438	946,553,172
Current portion	7,143,376	299,311,824

Details of long-term borrowings as of December 31, 2022 were as follows:

Lenders	As of December 31, 2022		Maturity date	Collateral
		USD
		(Convenience
	VND million	translation)
Syndicated loan No.1	15,287,959	640,574,834	From March 2023 to September 2030	(i)
In which: current portion	2,119,385	88,803,528
Syndicated loan No.2	5,563,099	233,097,251	From May 2023 to November 2024	(i)
In which: current portion	1,277,045	53,508,967
Syndicated loan No.3	4,714,072	197,522,501	April 2023	(i)
In which: current portion	4,714,072	197,522,501
Syndicated loan No.4	2,290,606	95,977,793	From December 2023 to December 2026	(i)
In which: current portion	176,775	7,406,981
Syndicated loan No.5	2,912,644	122,041,565	From November 2024 to November 2029	(i)
Syndicated loan No.6	5,137,283	215,255,300	From November 2025 to November 2026	(i)
Other loan from bank	57,848	2,423,868	From March 2023 to December 2024	(i)
In which: current portion	24,000	1,005,614
TOTAL	35,963,511	1,506,893,112
In which:
Non-current portion	27,652,234	1,158,645,521
Current portion	8,311,277	348,247,591
(i)	As of December 31, 2023 and 2022, these long-term loans were secured by:
●	Property, plant and equipment (Note 9), the Debt Service Reserve Account at the offshore account management bank, the Revenue Account at a commercial bank with outstanding balance and accumulated other related benefits arising from such account;

11.INTEREST-BEARING LOANS AND BORROWINGS (continued)

●	Certain shares of an affiliate held by another affiliate, certain shares of another subsidiary held by the ultimate parent company;
●	Payment guarantee from the ultimate parent company and a commercial bank. The payment guarantee from the commercial bank is secured by certain properties held by affiliates;

As of December 31, 2023, the Group’s collateral cover ratio was less than the required ratio specified in certain borrowing agreements with outstanding balance amounting to VND17,125,887 million (USD718 million). The Group subsequently restored the collateral cover ratio by adding additional assets into the collateral pursuant to the contractual agreements. By the date of the consolidated financial statements, the Group is in progress of completing administrative procedures with the relevant regulatory body to register the additional collaterals. Accordingly, VND14,819,192 million (USD621 million) under this borrowing agreement continued to be classified as non-current liabilities as of December 31, 2023.

Details of interest rate during the year of borrowings as of December 31, 2023 as follows:

Loans and borrowings	Currency	Interest rate applicable in 2023
Secured loans	VND	Floating interest rate, determined by the bank every six months, 10.2% to 11.8% per annum
Secured loans without swap contract	USD	Floating interest rate, from 4.93% to 9.09% per annum
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts (Note 20A)	USD	Fixed interest rate under swap contract from 4.1% to 9.15% per annum

11.3  Bonds

The balance as of 31 December 2023 includes bonds arranged by a third counterparty:

●	The bonds being due in December 2024 with a total issuance value of VND11,500 billion. The remaining principal balance of the bonds is VND11,443.5 billion (USD479.5 million) (net of issuance costs) as of December 31, 2023. These bonds are secured by shares of an affiliate in the Group held by the ultimate parent company, and bear interest at the rate ranging from 9% to 9.25% for the first year. In the following years, the interest rate is determined by the 3.8% to 3.9% marginal interest rates and 12-month saving interest rate for individuals (paid-in-arrears) of Joint Stock Commercial Bank for Foreign Trade of Vietnam, Bank for Investment and Development of Vietnam, Vietnam Joint Stock Commercial Bank for Industry and Trade and Vietnam Technological and Commercial Joint Stock Bank. The Company and its subsidiaries have received a guarantee (irrevocable and unconditional) for all payment obligations related to this bond from the ultimate parent company.

11.INTEREST-BEARING LOANS AND BORROWINGS (continued)

●	The bonds being due in May 2025 with a total issuance amount of VND2,000 billion. The remaining principal balance of the bonds is VND1,985.7 billion (USD83.2 million) (net of issuance costs) as at December 31, 2023. The bonds are secured by shares of an affiliate held by the ultimate parent company, are guaranteed (irrevocable and unconditional) by the ultimate parent company for entire repayment obligations relating to the bonds and bear interest at the rate of 9.26% for the first year. In the following years, the interest rate is determined by 3.9% marginal interest rate and 12-month saving interest rate for individuals (paid-in-arrears) of Joint Stock Commercial Bank for Foreign Trade of Vietnam, Bank for Investment and Development of Vietnam, Vietnam Joint Stock Commercial Bank for Industry and Trade and Vietnam Technological and Commercial Joint Stock Bank;
●	The bonds being due in September 2025 with a total expected issuance amount of VND1,200 billion, of which the Group received a disbursement of VND620 billion. The remaining principal balance of the bonds as of December 31, 2023 is VND614.1 billion (USD25.7 million) (net of issuance costs). The bonds are secured by shares of the ultimate parent company held by VIG and guaranteed by the ultimate parent company. The bonds bear interest at the rate of 10.42% for the first year. In the following years, the interest rate is determined by 5% marginal interest rate and 12-month saving interest rate for individuals (paid-in-arrears) of Joint Stock Commercial Bank for Foreign Trade of Vietnam, Bank for Investment and Development of Vietnam, Vietnam Joint Stock Commercial Bank for Industry and Trade and Vietnam Technological and Commercial Joint Stock Bank.
●	The bonds being due in January 2025 and March 2025 and with a total expected issuance amount of VND5,000 billion. The remaining principal balance of the bonds as of December 31, 2023 is VND4,951.8 billion (USD207.5 million) (net of issuance costs). The bonds are secured by shares of the ultimate parent company held by the Company’s General Director and bear interest at the rate from 14.4% to 14.5% per annum during the bond period.